Lease (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	May 31, 2025	Dec. 31, 2024
Lease [Line Items]
Schedule of Lease Payments	The discount rates reflect the estimated incremental borrowing rate, which includes an assessment of the credit rating to determine the rate that the Group would have to pay to borrow, on a collateralized basis for a similar term, an amount equal to the lease payments in a similar economic environment.
	For the six months ended June 30,
	2025	2024
	(Unaudited)	(Unaudited)
Lease cost
Operating lease cost	—	45,167
Short-term lease cost	—	2,062
Total lease cost	$—	$47,229
Other information
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$39,415	$80,015
Weighted-average remaining lease term – operating leases	0.7 years	1.7 years
Weighted-average discount rate – operating leases	8.0%	8.0%
The discount rates reflect the estimated incremental borrowing rate, which includes an assessment of the credit rating to determine the rate that the Group would have to pay to borrow, on a collateralized basis for a similar term, an amount equal to the lease payments in a similar economic environment.
	For the year ended December 31, 2024	For the year ended December 31, 2023
Lease cost
Finance lease cost:
Depreciation	$—	$—
Interest on lease liabilities	—	—
Operating lease cost	50,520	252,345
Short-term lease cost	3,374	65,221
Variable lease cost	—	—
Sublease income	—	—
Total lease cost	$53,894	$317,566

Other information
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$120,824	$389,365
Financing cash flows from finance leases	—	—
Right-of-use assets obtained in exchange for new operating lease liabilities	—	338,525
Weighted-average remaining lease term – finance leases	—	—
Weighted-average remaining lease term – operating leases	1.2 years	1.9 years
Weighted-average discount rate – finance leases	—%	—%
Weighted-average discount rate – operating leases	8.0%	8.0%

Schedule of Maturity Analysis of Operating Leases Liabilities

The maturity analysis of operating leases liabilities as of June 30, 2025 is as follows:

June 30, 2025
(Unaudited)
Remaining periods ending December 31,
2025	56,068
2026	24,573
Total future undiscounted cash flow	80,641
Less: Discount on operating lease liabilities	(3,649)
Present value of operating lease liabilities	76,992

The maturity analysis of operating leases liabilities as of December 31, 2024 is as follows:

December 31, 2024
Remaining periods ending December 31,
2025	$97,541
2026	24,573
Total future undiscounted cash flow	122,114
Less: Discount on operating lease liabilities	(5,707)
Present value of operating lease liabilities	116,407
Less: Current portion of operating lease liabilities	(102,225)
Non-current portion of operating lease liabilities	$14,182

DiamiR Biosciences Corp. [Member]
Lease [Line Items]
Schedule of Lease Payments

Supplemental cash flow information and non-cash activity related to leases include the following in the years ended May 31:

	2025	2024
Cash paid on operating lease liabilities	$42,052	$40,827
Right of use assets acquired under operating leases	$39,083	$37,319

Lease terms and assumed discount rates are as follows:

	May 31, 2025	May 31, 2024
Average lease term	1.6 years	1.6 years
Discount rate	10%	10%

Schedule of Maturity Analysis of Operating Leases Liabilities

Minimum lease payments under leases with terms greater than one year are as follows:

Year	Amount
Year ending May 31, 2026	$43,313
Year ending May 31, 2027	25,703
Total	69,016
Less imputed interest	(4,935)
Lease liability	$64,081